Employee Benefit - Schedule of Changes in Obligations of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Changes in obligations of defined benefit plans
Benefit obligation at the beginning of the period	$ 1,173	$ 947
Change in scope of consolidation		155
Service cost	165	152
Interest cost	33	22
Actuarial loss	89	11
Benefit paid	(13)	(67)
Foreign exchange translation reserve	(23)	(47)
Benefit obligation at the end of the period	1,424	1,173
Current (1)	26	26
Long-term portion of employee benefit obligation	$ 1,398	$ 1,147	$ 1,341